UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC File Number: 000-28881

FORM 12b-25 CUSIP Number:

NOTIFICATION OF LATE FILING

(Check One): (X) Form 10-KSB ( ) Form 20-F ( ) Form 11-K ( ) Form 10-QSB  ( ) Form N-SAR

For Period Ended: September 30, 2005

( ) Transition Report on Form 10-K
( ) Transition Report on Form 20-F
( ) Transition Report on Form 11-K
( ) Transition Report on Form 10-Q
( ) Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instructions (on back page) Before Preparing Form, Please Print or Type.Nothing in this form shall be construed to imply that the Commission hasverified any information contained herein.

If the notification relates to a portion of the filing checked above, identifythe Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Family Healthcare Solutions, Inc.

Full Name of Registrant

Former Name if Applicable

24843 Del Prado, Suite 318

Address of Principal Executive Office (Street and Number)

Dana Point, CA 92629

City, State and Zip Code

PART II - RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expenseand the registrant seeks relief pursuant to Rule 12b-25(b), the following shouldbe completed. (Check box if appropriate)

    | (a) The reasons described in reasonable detail in Part III of
    | this form could not be eliminated without unreasonable
    | effort or expense;
    |
    | (b) The subject annual report, semi-annual report, transition
    | report on Form 10-KSB, Form 20-F, 11K, Form N-SAR, or
(X) | portion thereof, will be filed on or before the fifteenth
    | calendar day following the prescribed due date; or the
    | subject quarterly report of transition report on the Form
    | 10-QSB, or portion thereof will be filed on or before the
    | fifth calendar day following the prescribed due date; and
    |
    | (c) The accountant's statement or other exhibit required by
    | Rule 12b-25(c) has been attached is applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-KSB, 11-K,10-QSB, N-SAR, or the transition report or portions thereof, could not be filedwith the prescribed time period. (Attach Extra Sheets if Needed)

The registrant has had difficulty completing and obtaining the year end audit ina timely manner due to the holiday season. The Form 10-QSB will be filed withinthe next fifteen (5) calendar days.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to thisnotification

William Stocker       949-487-7295 ext 22

(Name) (Area Code)       (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) ofthe Securities Exchange Act of 1934 or Section 30 of the Investment Company Actof 1940 during the preceding 12 months (or for such shorter) period that theregistrant was required to file such reports) been filed? If answer is noidentify report(s).

YES (X) NO ( )

(3) It is anticipated that any significant change in results of operationsfrom the corresponding period for the last fiscal year will be reflected by theearnings statements to be included in the subject report or portion thereof?

YES ( ) NO (X)

If so, attach an explanation of the anticipated change, both narratively andquantitatively, and, if appropriate, state the reasons why a reasonable estimateof the results cannot be made.

Family Healthcare Solutions, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersignedhereunto duly authorized.

Date: January 2, 2006    By: /s/Teodoro Franco

                                  President

INSTRUCTION: The form may be signed by an executive officer of theregistrant or by any other duly authorized representative. The name and title ofthe person signing the form shall be typed or printed beneath the signature. Ifthe statement is signed on behalf of the registrant by an authorizedrepresentative (other than the executive officer), evidence of therepresentative's authority to sign on behalf of the registrant shall be filedwith the form.

ATTENTION

Intentional misstatements or omissions of fact constituteFederal Criminal Violations (See 18 U.S.C. 1001).l

1. This form is required by Rule 12b-25 (17 CFR 240, 12b-25) of the GeneralRules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendmentsthereto must be completed and filed with the Securities and Exchange Commission,Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules andRegulations under the Act. The information contained in or filed with the formwill be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filedwith each nations securities exchange on which any class of securities of theregistrant is registered.

4. Amendments to the notifications must also be filed on form 12b-25 butneed not restate information that has been correctly furnished. The form shallbe clearly identified as an amended notification.